Commitments and Contingencies - Probable losses (Details) - Legal Proceedings, Probable Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and contingencies
Beginning balance	R$ 1,398	R$ 1,366
Additions	2,562	1,256
Business combination		4
Reversals	(786)	(1,228)
Ending balance	3,174	1,398
Civil
Commitments and contingencies
Beginning balance	334	465
Additions	237	262
Reversals	(104)	(393)
Ending balance	467	334
Labor
Commitments and contingencies
Beginning balance	297	52
Additions	1,986	720
Business combination		4
Reversals	(559)	(479)
Ending balance	1,724	297
Taxes
Commitments and contingencies
Beginning balance	767	849
Additions	339	274
Reversals	(123)	(356)
Ending balance	R$ 983	R$ 767